NATIXIS FUNDS

Supplement dated February 7, 2014 to the Natixis Funds Prospectuses, each dated February 1, 2014, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles High Income Fund	Loomis Sayles Mid Cap Growth Fund
Loomis Sayles International Bond Fund	Loomis Sayles Value Fund

Effective immediately, the following disclosure is added to the beginning of the bulleted list within the sub-section “Eliminating Front-End Sales Charges and CDSCs “ within the section “How Sales Charges Are Calculated”:

•	Clients of a financial intermediary that has entered into an agreement with the Distributor and has been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;

Supplement dated February 7, 2014 to the Natixis Funds Prospectus, dated April 1, 2013, as may be revised or supplemented from time to time, for the following funds.

Gateway International Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Capital Income Fund	Vaughan Nelson Select Fund

Effective immediately, the following disclosure is added to the beginning of the bulleted list within the sub-section “Eliminating Front-End Sales Charges and CDSCs “ within the section “How Sales Charges Are Calculated”:

•	Clients of a financial intermediary that has entered into an agreement with the Distributor and has been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;

Supplement dated February 7, 2014 to the Natixis Funds Prospectuses, each dated May 1, 2013, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Loomis Sayles Strategic Alpha Fund
ASG Diversifying Strategies Fund	McDonnell Intermediate Municipal Bond Fund
ASG Global Alternatives Fund	Natixis Diversified Income Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark International Fund
ASG Tactical U.S. Market Fund	Natixis U.S. Multi-Cap Equity Fund
CGM Advisor Targeted Equity Fund	Vaughan Nelson Small Cap Value Fund
Gateway Fund	Vaughan Nelson Value Opportunity Fund
Harris Associates Large Cap Value Fund

Effective immediately, the following disclosure is added to the beginning of the bulleted list within the sub-section “Eliminating Front-End Sales Charges and CDSCs “ within the section “How Sales Charges Are Calculated”:

•	Clients of a financial intermediary that has entered into an agreement with the Distributor and has been approved by the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee;